Share Options (Details) - Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors - Board of Directors [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Options (Details) - Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors [Line Items]
Number of Share Options, Outstanding beginning balance	1,295,367	1,570,991
Weighted Average Exercise Price, Outstanding beginning balance	$ 2.09	$ 1.78
Weighted average remaining contractual life, Outstanding beginning balance	6 years 14 days	4 years 11 months 19 days
Intrinsic value, Outstanding beginning balance	$ 84	$ 2,435
Number of Share Options, Granted	48,600	88,800
Weighted Average Exercise Price, Granted	$ 4.32	$ 3.67
Weighted average remaining contractual life, Granted		9 years 8 months 12 days
Intrinsic value, Granted
Number of Share Options, Exercised	(393,651)	(18,448)
Weighted Average Exercise Price, Exercised	$ 1.99	$ 1.5
Weighted average remaining contractual life, Exercised
Intrinsic value, Exercised
Number of Share Options, Forfeited or expired		(72,357)
Weighted Average Exercise Price, Forfeited or expired		$ 1.96
Weighted average remaining contractual life, Forfeited or expired
Intrinsic value, Forfeited or expired
Number of Share Options, Cancelled	(7,500)
Weighted Average Exercise Price, Cancelled	$ 3.2
Weighted average remaining contractual life, Cancelled
Intrinsic value, Cancelled
Number of Share Options, Outstanding ending balance	942,816	1,568,986
Weighted Average Exercise Price, Outstanding ending balance	$ 2.24	$ 1.88
Weighted average remaining contractual life, Outstanding ending balance	6 years 8 months 15 days	4 years 10 months 6 days
Intrinsic value, Outstanding ending balance	$ 2,811	$ 1,475
Number of Share Options, Exercisable	563,204	1,096,887
Weighted Average Exercise Price, Exercisable	$ 2.15	$ 1.75
Weighted average remaining contractual life, Exercisable	5 years 5 months 1 day	3 years 1 month 2 days
Intrinsic value, Exercisable	$ 1,730	$ 1,174